Concentrations (Tables)	12 Months Ended
Dec. 31, 2015
Risks And Uncertainties [Abstract]
Schedule of Revenue Derived from Customers

The Company’s revenue is derived from the following customers:

	2015	2014	2013
COSCON	$298,658	$303,357	$301,842
CSCL Asia	125,900	126,399	134,434
MOL	105,676	65,633	52,997
Hapag Lloyd	98,811	77,675	65,463
K-Line	74,542	76,130	76,148
Other	115,437	67,976	46,206
	$819,024	$717,170	$677,090